Operating Segments	12 Months Ended
Jun. 30, 2026
Operating Segments [Abstract]
OPERATING SEGMENTS

21. OPERATING SEGMENTS

The Group’s businesses are organized into business units based on their products and services provided. The performance of each segment is measured based on the internal management report reviewed by Chief Operating Decision Maker. The Group business segments are as follows:

(a)	Internet of Things (“IoT”)

(b)	Investment holding and others

Management monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment.

Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. The inter-segment transactions have been entered into at arms-length with terms mutually agreed between the segments and have been eliminated to arrive at the Group’s results.

(a)	Business segments

The following table provides an analysis of the Group’s revenue, results, assets, liabilities and other information by business segment:

As of June 30, 2026

	IoT	Investment holding and others	Total
	RM	RM	RM
Assets
Segment assets	93,807,949	18,770,081	112,578,030
Deferred tax assets and tax recoverable	-	20,056	20,056
Total assets	93,807,949	18,790,137	112,598,086

Liabilities
Segment liabilities	8,781,098	395,600	9,176,698
Deferred tax liabilities and tax payable	7,626	-	7,626
Total liabilities	8,788,724	395,600	9,184,324

Revenue
Total revenue	235,368,000	-	235,368,000
- Inter-segment revenue	-	-	-
Revenue from external parties	235,368,000	-	235,368,000

Results
Profit/(loss) before interest, depreciation, impairment and tax	209,774	(1,395,337)	(1,185,563)
Depreciation of:
- property, plant and equipment	(26,264,097)	-	(26,264,097)
- right-of-use assets	(125,582)	-	(125,582)
Amortization of intangible assets	(15,632,733)	-	(15,632,733)
Impairment loss on deposits	-	(5,704)	(5,704)
Impairment loss on intangible assets	(15,666,760)	-	(15,666,760)
Impairment loss on goodwill	(22,150,110)	-	(22,150,110)
Impairment loss on property, plant and equipment	(10,018,141)	-	(10,018,141)
Finance income, net	168,488	607,487	775,975
Loss before tax	(89,479,161)	(793,554)	(90,272,715)
Income tax	6,443,993	(8,193)	6,435,800
Loss for the financial year	(83,035,168)	(801,747)	(83,836,915)

As of June 30, 2025

	IoT	Investment holding and others	Total
	RM	RM	RM
Assets
Segment assets	177,364,056	29,047,553	206,411,609
Deferred tax assets and tax recoverable	17,710	14,234	31,944
Total assets	177,381,766	29,061,787	206,443,553

Liabilities
Segment liabilities	9,335,738	429,286	9,765,024
Deferred tax liabilities and tax payable	6,471,342	14	6,471,356
Total liabilities	15,807,080	429,300	16,236,380

Revenue
Total revenue	197,320,000	-	197,320,000
- Inter-segment revenue	-	-	-
Revenue from external parties	197,320,000	-	197,320,000

Results
Profit/(loss) before interest, depreciation, impairment and tax	3,861,297	(2,861,372)	999,925
Depreciation of:
- property, plant and equipment	(28,308,000)	-	(28,308,000)
- right-of-use assets	(124,572)	-	(124,572)
Amortization of intangible assets	(18,931,458)	-	(18,931,458)
Impairment loss on deposits	(4,000,000)	-	(4,000,000)
Impairment loss on other intangible assets	(8,044,989)	-	(8,044,989)
Impairment loss on goodwill	(7,734,427)	-	(7,734,427)
Impairment loss on property, plant and equipment	(6,962,010)	-	(6,962,010)
Reversal of impairment of trade receivable	94,000	-	94,000
Waiver of debts	(306,900)	260,865	(46,035)
Finance income, net	20,487	932,707	953,194
Loss before tax	(70,436,572)	(1,667,800)	(72,104,372)
Income tax	748,648	(14,095)	734,553
Loss for the financial year	(69,687,924)	(1,681,895)	(71,369,819)

As of June 30, 2024

	IoT	Investment holding and others	Total
	RM	RM	RM
Assets
Segment assets	240,411,194	32,459,929	272,871,123
Deferred tax assets and tax recoverable	38,559	-	38,559
Total assets	240,449,753	32,459,929	272,909,682

Liabilities
Segment liabilities	622,632	946,284	1,568,916
Deferred tax liabilities and tax payable	7,258,186	5,519	7,263,705
Total liabilities	7,880,818	951,803	8,832,621
Additions to non-current assets:
Property, plant and equipment	30,000,000	-	30,000,000

Revenue
Total revenue	58,186,647	-	58,186,647
- Inter-segment revenue	-	-	-
Revenue from external parties	58,186,647	-	58,186,647

Results
Loss before interest, depreciation and tax	(7,374,704)	(3,426,200)	(10,800,904)
Depreciation of:
- property, plant and equipment	(28,310,019)	-	(28,310,019)
- right-of-use assets	(124,572)	-	(124,572)
Amortization of intangible assets	(27,871,638)	-	(27,871,638)
Finance income	117,245	1,480,411	1,597,656
Loss before tax	(63,563,688)	(1,945,789)	(65,509,477)
Income tax	10,864,620	(43,977)	10,820,643
Loss for the financial year	(52,699,068)	(1,989,766)	(54,688,834)

(b)	Geographical segments

The Group operates predominantly in Malaysia and revenue from overseas is insignificant. Accordingly, the information by geographical segment is not presented.